Capital Stock (Tables)	12 Months Ended
Jan. 31, 2026
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Summary of Changes in Capital Stock Issued and Outstanding
The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2024	34,808,553	$245.3
Issued upon exercise of stock options	422,087	19.1
Issued in exchange of multiple voting shares	1,628,558	0.1
Repurchased under the NCIB	(2,346,799)	(16.6)
Balance as at January 31, 2025	34,512,399	247.9
Issued upon exercise of stock options	576,632	32.2
Issued in exchange of multiple voting shares	3,700,154	0.3
Repurchased under the NCIB	(485,400)	(3.7)
Balance as at January 31, 2026	38,303,785	$276.7

Multiple voting shares
Balance as at February 1, 2024	40,147,916	$3.2
Exchanged for subordinate voting shares	(1,628,558)	(0.1)
Balance as at January 31, 2025	38,519,358	$3.1
Exchanged for subordinate voting shares	(3,700,154)	(0.3)
Balance as at January 31, 2026	34,819,204	$2.8

Total outstanding as at January 31, 2026	73,122,989	$279.5